Fair Value (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities, Carrying value	¥ 3,575	[1]	¥ 6,466	[1]
Loans, Carrying value, Total	357,988		381,577
Loans, Loans held for sale, Carrying value	14,796		4,104
Loans, Collateral dependent loans, Carrying value	343,192		377,473
Premises and equipment, Carrying value	3,202		8,938
Intangible assets, Carrying value	45		549
Other assets, Carrying value, Total	19,429		33,445
Other assets, Investments in equity method investees, Carrying value	15,781	[1]	28,856	[1]
Other assets, Other, Carrying value	3,648		4,589
Assets at fair value, Total	384,239		430,975
Investment securities valued at net asset value	1,795		4,354
Unfunded commitments related to investment securities valued at net asset value	938		1,603
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	8,853		11,757
Loans, Collateral dependent loans, Carrying value	8,853		11,757
Other assets, Carrying value, Total	15,138		17,105
Other assets, Investments in equity method investees, Carrying value	15,138	[1]	17,105	[1]
Assets at fair value, Total	23,991		28,862
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	16,087		18,236
Loans, Loans held for sale, Carrying value	549
Loans, Collateral dependent loans, Carrying value	15,538		18,236
Assets at fair value, Total	16,087		18,236
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities, Carrying value	3,575	[1]	6,466	[1]
Loans, Carrying value, Total	333,048		351,584
Loans, Loans held for sale, Carrying value	14,247		4,104
Loans, Collateral dependent loans, Carrying value	318,801		347,480
Premises and equipment, Carrying value	3,202		8,938
Intangible assets, Carrying value	45		549
Other assets, Carrying value, Total	4,291		16,340
Other assets, Investments in equity method investees, Carrying value	643	[1]	11,751	[1]
Other assets, Other, Carrying value	3,648		4,589
Assets at fair value, Total	¥ 344,161		¥ 383,877

[1]	Includes investments valued at net asset value of ¥4,354 million and ¥1,795 million at March 31, 2013 and September 30, 2013, respectively. The unfunded commitments related to these investments are ¥1,603 million and ¥938 million at March 31, 2013 and September 30, 2013, respectively. These investments are private equity funds.